Vessels, Net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Balance	$ 1,441,635
Additions	(57,617)
Disposals (including vessels held for sale)	(77,095)
Impairment loss	0	$ 0	$ (11,690)
Balance	1,306,923	1,441,635
Cost
Property, Plant and Equipment [Line Items]
Balance	1,590,332	1,487,606
Additions	0	207,000
Disposals (including vessels held for sale)	(85,319)	(104,274)
Balance	1,505,013	1,590,332	1,487,606
Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Balance	(148,697)	(111,675)
Additions	(57,617)	(57,164)
Disposals (including vessels held for sale)	8,224	20,142
Balance	(198,090)	(148,697)	(111,675)
Net Book Value
Property, Plant and Equipment [Line Items]
Balance	1,441,635	1,375,931
Additions		149,836
Additions	(57,617)
Disposals (including vessels held for sale)	(77,095)	(84,132)
Balance	$ 1,306,923	$ 1,441,635	$ 1,375,931